Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share	Details of the number of shares and loss used in the computation of net loss per share:
	Year ended December 31,
	2023		2022		2021
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
For the computation of basic and diluted loss	1,562,627,495	6,415	754,076,407	5,796	564,575,967	8,206

Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted	The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti – diluted:
	Year ended December 31,
	2023	2022	2021
Share Options	98,491,200	28,919,600	28,889,600
Restricted share units	214,729,600	43,107,200	24,196,000
Warrants	1,100,500,800	292,940,000	-